Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance opening	$ 1,940,119	$ 1,818,250
Balance ending	1,908,549	1,940,119
Issued during the year		236,636
Discount		(51,410)
Accretion	77,860	78,295
Effects of currency translation	(109,430)	(141,652)
3% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance opening	528,849	288,558
Balance ending	537,359	528,849
Issued during the year		236,636
Discount
Accretion	38,037	34,970
Effects of currency translation	(29,527)	(31,315)
3.5% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance opening	43,271	43,313
Balance ending	43,938	43,271
Issued during the year
Discount
Accretion	3,083	3,214
Effects of currency translation	(2,416)	(3,256)
8.5% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance opening	935,081	1,030,167
Balance ending	909,703	935,081
Issued during the year
Discount		(51,410)
Accretion	27,544	30,018
Effects of currency translation	(52,922)	(73,694)
8% SPAs [Member]
Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships [Line Items]
Balance opening	432,918	456,212
Balance ending	417,549	432,918
Issued during the year
Discount
Accretion	9,196	10,093
Effects of currency translation	$ (24,565)	$ (33,387)